Chicago New York Washington, DC London San Francisco Los Angeles Singapore vedderprice.com Jacob C. Tiedt Associate +1 312 609 7697 jtiedt@vedderprice.com

July 19, 2017

Via EDGAR

Securities and Exchange Commission
100 F Street N.E.
 Washington, D.C. 20549

Re:	Touchstone Strategic Trust (the “Registrant”) Pre-Effective Amendment No. 1 to Registration Statement on Form N-14 (File No. 333-218331)

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (the “Amendment”) relating to the issuance by the series of the Registrant set forth in the table below (each, an “Acquiring Fund”) of shares of beneficial interest belonging to the classes indicated in connection with the reorganization of each of the corresponding series of Sentinel Group Funds, Inc. (each, a “Target Fund”) into the applicable Acquiring Fund (the “Reorganizations”).

Acquiring Fund	Corresponding Target Fund
Touchstone Flexible Income Fund	Sentinel Multi-Asset Income Fund
Class A
Class C
Class T
Class Y

Touchstone Sustainability and Impact Equity Fund	Sentinel Sustainable Core Opportunities Fund
Class A
Class T
Class Y

Touchstone Balanced Fund	Sentinel Balanced Fund
Class A
Class C
Class T
Class Y

222 North LaSalle Street  |  Chicago, Illinois 60601  |  T +1 312 609 7500  |  F +1 312 609 5005

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July 19, 2017

Acquiring Fund	Corresponding Target Fund
Touchstone Large Cap Focused Fund	Sentinel Common Stock Fund
Class A
Class C
Class T
Class Y
Institutional Class

Touchstone International Equity Fund	Sentinel International Equity Fund
Class A
Class C
Class T
Class Y

Touchstone Small Company Fund	Sentinel Small Company Fund
Class A
Class C
Class T
Class Y
Class R6

The Amendment incorporates revisions to the Registrant’s Registration Statement on Form N-14 filed on May 30, 2017 relating to the issuance of common shares in connection with the Reorganizations (the “Registration Statement”) in response to comments provided telephonically by the staff of the U.S. Securities and Exchange Commission on June 29, 2017 (as addressed in separate correspondence to be dated on or about the date hereof). The Amendment is also being filed to add Class T shares of each Acquiring Fund to the filing, for the purpose of providing certain information required by the Form and not included in the Registration Statement and to make certain other non-material changes.

This filing is one of three filings relating to the integration of the Sentinel Funds into the Touchstone Funds, each of which is being filed today or shortly thereafter. In light of the similarities of the reorganizations involving series of the Registrant and series of Touchstone Funds Group Trust (“TFGT”), the Registration Statements on Form N-14 filed by the Registrant and TFGT (File No. 333-218333) will contain the same Joint Proxy Statement/Prospectus; however, such filings will contain different Statements of Additional Information.

Please contact Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7697 if you have any questions or comments regarding the filing.

Very truly yours,

Jacob C. Tiedt
Associate

JCT/Enclosures